EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Jul. 31, 2015	Jun. 01, 2015	Apr. 22, 2015	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 4.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value				$ 1,495
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				2,910
Share Price			$ 0.15
Payments Of Dividends	$ 700	$ 6,486	$ 7,186	$ 6,486	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				4 years